SHARE-BASED COMPENSATION - Narrative (Details) € / shares in Units, € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020 shares	Jun. 30, 2021 EUR (€) shares € / shares	Jun. 30, 2020 EUR (€) shares	Jun. 30, 2018
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)		1,149,054
Expense from share-based payment transactions with employees | €		€ 7	€ 8
Antidilutive securities (in shares)	4,880,758		4,878,787
PSUs
Share Based Payment Plans [line items]
Share based compensation, vesting period		3 years
Fair value at grant date (in euros) (in EUR per share) | € / shares		€ 21.84
PSUs | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier		0.00%
PSUs | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier		200.00%
PSUs granted in May 2018
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved				182.90%
PSUs vested in May 2021
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)		1,161,718
RSUs
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)		534,499
Vesting period on the grant date		3 years
Fair value at grant date (in euros) (in EUR per share) | € / shares		€ 13.9